Reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 4,073	₩ 3,110
Reinsurance account receivable	8,014	6,807
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	2,451	1,893
Reinsurance account receivable	4,416	3,420
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	1,622	1,217
Reinsurance account receivable	₩ 3,598	₩ 3,387